Stock Option Plan (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Stock Option Plan [Abstract]
Fair Value Of Service And Performance Based Stock Options Estimated As Of Date Of Grant Using The Black-Scholes Option Pricing Model

	Year Ended June 30,
	2011	2010	2009
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	48%	51%	48%
Risk-free interest rate	1.25% to 2.37%	2.04% to 2.43%	1.81% to 3.11%
Expected life of the option term (in years)	5.11	5.11	5.11
Forfeiture rate	20% to 30%	20% to 30%	20% to 30%

Schedule Of Stock Option Activity

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, June 30, 2011	2,765,729	$19.23
Granted	158,486	26.78
Exercised	(63,631)	16.37
Forfeited or canceled	(12,559)	23.25

Outstanding, September 30, 2011	2,848,025	$19.70	4.52	$16,403

Stock options exercisable at September 30, 2011	1,900,577	$18.52	3.74	$13,181

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, June 30, 2008	4,766,849	$11.20	5.19	$49,167
Granted	835,500	22.49
Exercised	(1,344,993)	7.28
Forfeited or canceled	(163,148)	16.27

Outstanding, June 30, 2009	4,094,208	$14.59	5.16	$28,516
Granted	950,700	18.85
Exercised	(936,195)	9.07
Forfeited or canceled	(194,866)	17.21

Outstanding, June 30, 2010	3,913,847	$16.81	5.06	24,911
Granted	119,000	30.65
Exercised	(1,131,747)	11.79
Forfeited or canceled	(135,371)	21.46

Outstanding, June 30, 2011	2,765,729	$19.23	4.58	$38,485

Stock options exercisable at June 30, 2011	1,817,047	$18.41	3.91	$26,773

Schedule Of Restricted Stock Award Activity

	Shares	Weighted- Average Fair Value
Nonvested, June 30, 2011	444,151	$23.62
Granted	309,227	26.78
Vested	(61,150)	22.02
Forfeited or canceled	(4,315)	23.44

Nonvested, September 30, 2011	687,913	$25.19

	Shares	Weighted- Average Fair Value
Nonvested, June 30, 2009	—	$—
Granted	225,946	18.29
Vested	(16,007)	17.46
Forfeited or canceled	(22,089)	17.46

Nonvested, June 30, 2010	187,850	18.46
Granted	451,143	25.19
Vested	(154,224)	22.08
Forfeited or canceled	(40,618)	23.03

Nonvested, June 30, 2011	444,151	$23.62